Composition of Certain Financial Statement Items - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Composition Of Certain Financial Statement Items [Abstract]
Depreciation expenses	$ 2.7	$ 2.3	$ 10.1	$ 7.1	$ 3.9
Amortization expense for intangible assets			$ 0.0	$ 0.6	$ 0.2